Share and other capital - Change in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares
Employee Stock Option, USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance – Beginning of the year, Number (in shares) | shares	712,415	712,415	966,539	966,539	272,874	272,874
Granted, Number (in shares) | shares	426,000	426,000	390,000	390,000	713,573	713,573
Forfeited, Number (in shares) | shares	(249,599)	(249,599)	(643,271)	(643,271)	(10,034)	(10,034)
Cancelled, Number (in shares) | shares	0	0	0	0	(9,874)	(9,874)
Expired, Number (in shares) | shares	0	0	(853)	(853)	0	0
Balance – End of period, Number (in shares) | shares	888,816	888,816	712,415	712,415	966,539	966,539
Balance – Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $	$ 4.66		$ 7.23		$ 25.88
Granted, Weighted average exercise price (in US and CAN dollars per share) | $	1.74		2.05		3.47
Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $	3.23		6.02		99.22
Cancelled, Weighted average exercise price (in US and CAN dollars per share) | $	0.00		0.00		157.11
Expired, Weighted average exercise price (in US and CAN dollars per share) | $	0.00		704.88		0.00
Balance – End of period, Weighted average exercise price (in US and CAN dollars per share) | $	$ 3.66		$ 4.66		$ 7.23
Employee Stock Option, CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance – Beginning of the year, Number (in shares) | shares	1,503	1,503	1,858	1,858	3,787	3,787
Forfeited, Number (in shares) | shares	(104)	(104)	0	0	(1,028)	(1,028)
Cancelled, Number (in shares) | shares	0	0	0	0	(901)	(901)
Expired, Number (in shares) | shares	(530)	(530)	(355)	(355)	0	0
Balance – End of period, Number (in shares) | shares	869	869	1,503	1,503	1,858	1,858
Balance – Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $		$ 605.84		$ 820.27		$ 845.46
Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $		668.65		0.00		967.63
Cancelled, Weighted average exercise price (in US and CAN dollars per share) | $		0.00		0.00		758
Expired, Weighted average exercise price (in US and CAN dollars per share) | $		367.70		1,728.15		0.00
Balance – End of period, Weighted average exercise price (in US and CAN dollars per share) | $		$ 743.56		$ 605.84		$ 820.27